Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000009820 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000009820 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000009820 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000009820 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000009820 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000009820 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000009820 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000009820 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000009820 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000009820 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000009820 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000009820 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000009820 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	99.90%
C000009820 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.10%
C000009822 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000009822 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000009822 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000009822 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000009822 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000009822 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000009822 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000009822 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000009822 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000009822 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000009822 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000009822 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000009822 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	99.90%
C000009822 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.10%
C000009819 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000009819 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000009819 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000009819 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000009819 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000009819 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000009819 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000009819 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000009819 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000009819 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000009819 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000009819 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000009819 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	99.90%
C000009819 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.10%
C000199529 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000199529 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000199529 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000199529 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000199529 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000199529 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000199529 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000199529 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000199529 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000199529 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000199529 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000199529 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000199529 | Industrials88579Y101
Holdings [Line Items]
Percent of Total Investments	99.90%
C000199529 | Cash & Equivalent31423R500
Holdings [Line Items]
Percent of Total Investments	0.10%
C000084353 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000084353 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000084353 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000084353 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000084353 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000084353 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000084353 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000084353 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000084353 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000084353 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000084353 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000084353 | Financials
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000084353 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000084353 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000084353 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	98.70%
C000084353 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.30%
C000084355 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000084355 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000084355 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000084355 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000084355 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000084355 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000084355 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000084355 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000084355 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000084355 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000084355 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000084355 | Financials
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000084355 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000084355 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000084355 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	98.70%
C000084355 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.30%
C000199534 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000199534 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000199534 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000199534 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000199534 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000199534 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000199534 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000199534 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000199534 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000199534 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000199534 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000199534 | Financials
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000199534 | Cash & Equivalent31423R500
Holdings [Line Items]
Percent of Total Investments	1.30%
C000199534 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000199534 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000199534 | Financials336901103
Holdings [Line Items]
Percent of Total Investments	98.70%
C000034900 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000034900 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000034900 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000034900 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000034900 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000034900 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000034900 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000034900 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000034900 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000034900 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000034900 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000034900 | Financials
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000034900 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000034900 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000034900 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	98.70%
C000034900 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.30%
C000009884 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000009884 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000009884 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000009884 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000009884 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000009884 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000009884 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000009884 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000009884 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000009884 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000009884 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	96.70%
C000009884 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	3.30%
C000009886 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000009886 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000009886 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000009886 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000009886 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000009886 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000009886 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000009886 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000009886 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000009886 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000009886 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	96.70%
C000009886 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	3.30%
C000199533 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000199533 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000199533 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000199533 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000199533 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000199533 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000199533 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000199533 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000199533 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000199533 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000199533 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	96.70%
C000199533 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	3.30%
C000009883 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000009883 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000009883 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000009883 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000009883 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000009883 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000009883 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000009883 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000009883 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000009883 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000009883 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	96.70%
C000009883 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	3.30%
C000009891 | Cash & Equivalent31423R500
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Percent of Total Investments	1.10%
C000009891 | Asset Backed Securities05377RHY3
Holdings [Line Items]
Percent of Total Investments	5.40%
C000009891 | CMBS3136A7WK4
Holdings [Line Items]
Percent of Total Investments	22.50%
C000009891 | CMBS3136AQC99
Holdings [Line Items]
Percent of Total Investments	13.60%
C000009891 | MBS Passthrough3140FVUY0
Holdings [Line Items]
Percent of Total Investments	34.00%
C000009891 | Municipal Bonds977100AC0
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Percent of Total Investments	0.40%
C000009891 | Financials3133EMUA8
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Percent of Total Investments	0.40%
C000009891 | U.S. Treasury Obligations91282CAE1
Holdings [Line Items]
Percent of Total Investments	22.60%
C000009891 | CMBS055986AF0
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000009891 | CMBS46643ABE2
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000009891 | CMBS3136ATKQ6
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000009891 | U.S. Treasury Obligations91282CFF3
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000009891 | MBS Passthrough36202EXL8
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000009893 | Cash & Equivalent31423R500
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Percent of Total Investments	1.10%
C000009893 | Asset Backed Securities05377RHY3
Holdings [Line Items]
Percent of Total Investments	5.40%
C000009893 | CMBS3136A7WK4
Holdings [Line Items]
Percent of Total Investments	22.50%
C000009893 | CMBS3136AQC99
Holdings [Line Items]
Percent of Total Investments	13.60%
C000009893 | MBS Passthrough3140FVUY0
Holdings [Line Items]
Percent of Total Investments	34.00%
C000009893 | Municipal Bonds977100AC0
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Percent of Total Investments	0.40%
C000009893 | Financials3133EMUA8
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Percent of Total Investments	0.40%
C000009893 | U.S. Treasury Obligations91282CAE1
Holdings [Line Items]
Percent of Total Investments	22.60%
C000009893 | CMBS055986AF0
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000009893 | CMBS46643ABE2
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000009893 | CMBS3136ATKQ6
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000009893 | U.S. Treasury Obligations91282CFF3
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000009893 | MBS Passthrough36202EXL8
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000009890 | Cash & Equivalent31423R500
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Percent of Total Investments	1.10%
C000009890 | Asset Backed Securities05377RHY3
Holdings [Line Items]
Percent of Total Investments	5.40%
C000009890 | CMBS3136A7WK4
Holdings [Line Items]
Percent of Total Investments	22.50%
C000009890 | CMBS3136AQC99
Holdings [Line Items]
Percent of Total Investments	13.60%
C000009890 | MBS Passthrough3140FVUY0
Holdings [Line Items]
Percent of Total Investments	34.00%
C000009890 | Municipal Bonds977100AC0
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Percent of Total Investments	0.40%
C000009890 | Financials3133EMUA8
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Percent of Total Investments	0.40%
C000009890 | U.S. Treasury Obligations91282CAE1
Holdings [Line Items]
Percent of Total Investments	22.60%
C000009890 | CMBS055986AF0
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000009890 | CMBS46643ABE2
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000009890 | CMBS3136ATKQ6
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000009890 | U.S. Treasury Obligations91282CFF3
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000009890 | MBS Passthrough36202EXL8
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000123268 | Cash & Equivalent31423R500
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000123268 | Technology68389XDC6
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000123268 | Real Estate59523UAU1
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000123268 | Materials695156AV1
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000123268 | Consumer Discretionary023135BU9
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000123268 | Communications55903VBE2
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000123268 | U.S. Treasury Obligations91282CJZ5
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000123268 | Communication Services30303M8V7
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000123268 | Information Technology17275RBU5
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000123268 | Consumer Staples05526DBD6
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000123268 | Industrials655844BM9
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000123268 | Health Care031162DT4
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000123268 | Energy20826FBD7
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000123268 | Utilities084659BF7
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000123268 | Financials61744YAL2
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000123268 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.00%
C000123268 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	93.70%
C000123268 | InvestmentType_U.S. Treasury Bonds & Notes
Holdings [Line Items]
Percent of Total Investments	5.30%
C000123269 | Cash & Equivalent31423R500
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000123269 | Technology68389XDC6
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000123269 | Real Estate59523UAU1
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000123269 | Materials695156AV1
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000123269 | Consumer Discretionary023135BU9
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000123269 | Communications55903VBE2
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000123269 | U.S. Treasury Obligations91282CJZ5
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000123269 | Communication Services30303M8V7
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000123269 | Information Technology17275RBU5
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000123269 | Consumer Staples05526DBD6
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000123269 | Industrials655844BM9
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000123269 | Health Care031162DT4
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000123269 | Energy20826FBD7
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000123269 | Utilities084659BF7
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000123269 | Financials61744YAL2
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000123269 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.00%
C000123269 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	93.70%
C000123269 | InvestmentType_U.S. Treasury Bonds & Notes
Holdings [Line Items]
Percent of Total Investments	5.30%
C000234127 | Cash & Equivalent31423R500
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000234127 | Technology68389XDC6
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000234127 | Real Estate59523UAU1
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000234127 | Materials695156AV1
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000234127 | Consumer Discretionary023135BU9
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000234127 | Communications55903VBE2
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000234127 | U.S. Treasury Obligations91282CJZ5
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000234127 | Communication Services30303M8V7
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000234127 | Information Technology17275RBU5
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000234127 | Consumer Staples05526DBD6
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000234127 | Industrials655844BM9
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000234127 | Health Care031162DT4
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000234127 | Energy20826FBD7
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000234127 | Utilities084659BF7
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000234127 | Financials61744YAL2
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000234127 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.00%
C000234127 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	93.70%
C000234127 | InvestmentType_U.S. Treasury Bonds & Notes
Holdings [Line Items]
Percent of Total Investments	5.30%
C000123270 | Cash & Equivalent31423R500
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000123270 | Technology68389XDC6
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000123270 | Real Estate59523UAU1
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000123270 | Materials695156AV1
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000123270 | Consumer Discretionary023135BU9
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000123270 | Communications55903VBE2
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000123270 | U.S. Treasury Obligations91282CJZ5
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000123270 | Communication Services30303M8V7
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000123270 | Information Technology17275RBU5
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000123270 | Consumer Staples05526DBD6
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000123270 | Industrials655844BM9
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000123270 | Health Care031162DT4
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000123270 | Energy20826FBD7
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000123270 | Utilities084659BF7
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000123270 | Financials61744YAL2
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000123270 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.00%
C000123270 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	93.70%
C000123270 | InvestmentType_U.S. Treasury Bonds & Notes
Holdings [Line Items]
Percent of Total Investments	5.30%
C000156996 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000156996 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000156996 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000156996 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000156996 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000156996 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000156996 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000156996 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000156996 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000156996 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000156996 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000156996 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000156996 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	98.80%
C000156996 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.20%
C000156997 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000156997 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000156997 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000156997 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000156997 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000156997 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000156997 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000156997 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000156997 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000156997 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000156997 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000156997 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000156997 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	98.80%
C000156997 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.20%
C000156998 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000156998 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000156998 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000156998 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000156998 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000156998 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000156998 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000156998 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000156998 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000156998 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000156998 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000156998 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000156998 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	98.80%
C000156998 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.20%
C000009832 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000009832 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000009832 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000009832 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000009832 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000009832 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000009832 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000009832 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000009832 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000009832 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000009832 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000009832 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000009832 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	98.80%
C000009832 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.20%
C000009834 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000009834 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000009834 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000009834 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000009834 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000009834 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000009834 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000009834 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000009834 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000009834 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000009834 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000009834 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000009834 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	98.80%
C000009834 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.20%
C000199530 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000199530 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000199530 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000199530 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000199530 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000199530 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000199530 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000199530 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000199530 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000199530 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000199530 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000199530 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000199530 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	98.80%
C000199530 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.20%
C000009831 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000009831 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000009831 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000009831 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000009831 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000009831 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000009831 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000009831 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000009831 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000009831 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000009831 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000009831 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000009831 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	98.80%
C000009831 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.20%
C000009838 | United States
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000009838 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.80%
C000009838 | InvestmentType_Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	99.20%
C000112495 | United States
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000112495 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.80%
C000112495 | InvestmentType_Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	99.20%
C000009837 | United States
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000009837 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.80%
C000009837 | InvestmentType_Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	99.20%
C000123271 | Cash & Equivalent31423R500
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Percent of Total Investments	0.80%
C000123271 | CMBS055986AF0
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000123271 | ABS05377RGY4
Holdings [Line Items]
Percent of Total Investments	10.70%
C000123271 | CMBS06541DBH6
Holdings [Line Items]
Percent of Total Investments	29.40%
C000123271 | CMBS06541TBF5
Holdings [Line Items]
Percent of Total Investments	10.30%
C000123271 | Real Estate03027WAK8
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Percent of Total Investments	0.10%
C000123271 | MBS Passthrough3138A5N24
Holdings [Line Items]
Percent of Total Investments	46.00%
C000123271 | U.S. Treasury Obligations912810TB4
Holdings [Line Items]
Percent of Total Investments	2.70%
C000123271 | U.S. Treasury Obligations91282CFV8
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000123271 | CMBS05554VAE0
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000123271 | CMBS3136A0LG0
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000123271 | MBS Passthrough3138A7HY7
Holdings [Line Items]
Percent of Net Asset Value	45.80%
C000123272 | Cash & Equivalent31423R500
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Percent of Total Investments	0.80%
C000123272 | CMBS055986AF0
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000123272 | ABS05377RGY4
Holdings [Line Items]
Percent of Total Investments	10.70%
C000123272 | CMBS06541DBH6
Holdings [Line Items]
Percent of Total Investments	29.40%
C000123272 | CMBS06541TBF5
Holdings [Line Items]
Percent of Total Investments	10.30%
C000123272 | Real Estate03027WAK8
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Percent of Total Investments	0.10%
C000123272 | MBS Passthrough3138A5N24
Holdings [Line Items]
Percent of Total Investments	46.00%
C000123272 | U.S. Treasury Obligations912810TB4
Holdings [Line Items]
Percent of Total Investments	2.70%
C000123272 | U.S. Treasury Obligations91282CFV8
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000123272 | CMBS05554VAE0
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000123272 | CMBS3136A0LG0
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000123272 | MBS Passthrough3138A7HY7
Holdings [Line Items]
Percent of Net Asset Value	45.80%
C000123273 | Cash & Equivalent31423R500
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Percent of Total Investments	0.80%
C000123273 | CMBS055986AF0
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000123273 | ABS05377RGY4
Holdings [Line Items]
Percent of Total Investments	10.70%
C000123273 | CMBS06541DBH6
Holdings [Line Items]
Percent of Total Investments	29.40%
C000123273 | CMBS06541TBF5
Holdings [Line Items]
Percent of Total Investments	10.30%
C000123273 | Real Estate03027WAK8
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Percent of Total Investments	0.10%
C000123273 | MBS Passthrough3138A5N24
Holdings [Line Items]
Percent of Total Investments	46.00%
C000123273 | U.S. Treasury Obligations912810TB4
Holdings [Line Items]
Percent of Total Investments	2.70%
C000123273 | U.S. Treasury Obligations91282CFV8
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000123273 | CMBS05554VAE0
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000123273 | CMBS3136A0LG0
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000123273 | MBS Passthrough3138A7HY7
Holdings [Line Items]
Percent of Net Asset Value	45.80%
C000156999 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000156999 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	97.90%
C000156999 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	92.80%
C000156999 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.80%
C000156999 | InvestmentType_REITs
Holdings [Line Items]
Percent of Total Investments	5.40%
C000157000 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000157000 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	97.90%
C000157000 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	92.80%
C000157000 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.80%
C000157000 | InvestmentType_REITs
Holdings [Line Items]
Percent of Total Investments	5.40%
C000217819 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000217819 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	97.90%
C000217819 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	92.80%
C000217819 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.80%
C000217819 | InvestmentType_REITs
Holdings [Line Items]
Percent of Total Investments	5.40%
C000157001 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000157001 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	97.90%
C000157001 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	92.80%
C000157001 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.80%
C000157001 | InvestmentType_REITs
Holdings [Line Items]
Percent of Total Investments	5.40%
C000009858 | Cash & Equivalent31423R500
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Percent of Total Investments	1.80%
C000009858 | ABS00833BAA6
Holdings [Line Items]
Percent of Total Investments	28.00%
C000009858 | CMBS08163VAC1
Holdings [Line Items]
Percent of Total Investments	4.60%
C000009858 | CMBS06211FBA5
Holdings [Line Items]
Percent of Total Investments	5.90%
C000009858 | Financials00774MBD6
Holdings [Line Items]
Percent of Total Investments	55.80%
C000009858 | Financials04686J309
Holdings [Line Items]
Percent of Total Investments	0.60%
C000009858 | U.S. Treasury Obligations9128283W8
Holdings [Line Items]
Percent of Total Investments	3.30%
C000009858 | Materials76720AAR7
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000009858 | Information Technology11135FBZ3
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000009858 | Health Care532457CU0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000009858 | Communications85208NAE0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000009858 | Consumer Staples571676AX3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000009858 | Real Estate11120VAE3
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000009858 | Technology24703TAL0
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000009858 | Energy25278XAX7
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000009858 | Consumer Discretionary345397D83
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000009858 | U.S. Treasury Obligations91282CLX7
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000009858 | CMBS3136AAQ65
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000009858 | Utilities373334KV2
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000009858 | CMBS36249KAG5
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000009858 | Industrials74166MAC0
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000009858 | CMBS08163TAC6
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000009858 | Financials05401AAW1
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000112497 | Cash & Equivalent31423R500
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Percent of Total Investments	1.80%
C000112497 | ABS00833BAA6
Holdings [Line Items]
Percent of Total Investments	28.00%
C000112497 | CMBS08163VAC1
Holdings [Line Items]
Percent of Total Investments	4.60%
C000112497 | CMBS06211FBA5
Holdings [Line Items]
Percent of Total Investments	5.90%
C000112497 | Financials00774MBD6
Holdings [Line Items]
Percent of Total Investments	55.80%
C000112497 | Financials04686J309
Holdings [Line Items]
Percent of Total Investments	0.60%
C000112497 | U.S. Treasury Obligations9128283W8
Holdings [Line Items]
Percent of Total Investments	3.30%
C000112497 | Materials76720AAR7
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000112497 | Information Technology11135FBZ3
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000112497 | Health Care532457CU0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000112497 | Communications85208NAE0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000112497 | Consumer Staples571676AX3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000112497 | Real Estate11120VAE3
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000112497 | Technology24703TAL0
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000112497 | Energy25278XAX7
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000112497 | Consumer Discretionary345397D83
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000112497 | U.S. Treasury Obligations91282CLX7
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000112497 | CMBS3136AAQ65
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000112497 | Utilities373334KV2
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000112497 | CMBS36249KAG5
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000112497 | Industrials74166MAC0
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000112497 | CMBS08163TAC6
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000112497 | Financials05401AAW1
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000225245 | Cash & Equivalent31423R500
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Percent of Total Investments	1.80%
C000225245 | ABS00833BAA6
Holdings [Line Items]
Percent of Total Investments	28.00%
C000225245 | CMBS08163VAC1
Holdings [Line Items]
Percent of Total Investments	4.60%
C000225245 | CMBS06211FBA5
Holdings [Line Items]
Percent of Total Investments	5.90%
C000225245 | Financials00774MBD6
Holdings [Line Items]
Percent of Total Investments	55.80%
C000225245 | Financials04686J309
Holdings [Line Items]
Percent of Total Investments	0.60%
C000225245 | U.S. Treasury Obligations9128283W8
Holdings [Line Items]
Percent of Total Investments	3.30%
C000225245 | Materials76720AAR7
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000225245 | Information Technology11135FBZ3
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000225245 | Health Care532457CU0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000225245 | Communications85208NAE0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000225245 | Consumer Staples571676AX3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000225245 | Real Estate11120VAE3
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000225245 | Technology24703TAL0
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000225245 | Energy25278XAX7
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000225245 | Consumer Discretionary345397D83
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000225245 | U.S. Treasury Obligations91282CLX7
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000225245 | CMBS3136AAQ65
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000225245 | Utilities373334KV2
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000225245 | CMBS36249KAG5
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000225245 | Industrials74166MAC0
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000225245 | CMBS08163TAC6
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000225245 | Financials05401AAW1
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000009857 | Cash & Equivalent31423R500
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Percent of Total Investments	1.80%
C000009857 | ABS00833BAA6
Holdings [Line Items]
Percent of Total Investments	28.00%
C000009857 | CMBS08163VAC1
Holdings [Line Items]
Percent of Total Investments	4.60%
C000009857 | CMBS06211FBA5
Holdings [Line Items]
Percent of Total Investments	5.90%
C000009857 | Financials00774MBD6
Holdings [Line Items]
Percent of Total Investments	55.80%
C000009857 | Financials04686J309
Holdings [Line Items]
Percent of Total Investments	0.60%
C000009857 | U.S. Treasury Obligations9128283W8
Holdings [Line Items]
Percent of Total Investments	3.30%
C000009857 | Materials76720AAR7
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000009857 | Information Technology11135FBZ3
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000009857 | Health Care532457CU0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000009857 | Communications85208NAE0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000009857 | Consumer Staples571676AX3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000009857 | Real Estate11120VAE3
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000009857 | Technology24703TAL0
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000009857 | Energy25278XAX7
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000009857 | Consumer Discretionary345397D83
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000009857 | U.S. Treasury Obligations91282CLX7
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000009857 | CMBS3136AAQ65
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000009857 | Utilities373334KV2
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000009857 | CMBS36249KAG5
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000009857 | Industrials74166MAC0
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000009857 | CMBS08163TAC6
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000009857 | Financials05401AAW1
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000157002 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000157002 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000157002 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000157002 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000157002 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000157002 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000157002 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000157002 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000157002 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000157002 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000157002 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000157002 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000157002 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	99.70%
C000157002 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.30%
C000157003 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000157003 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000157003 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000157003 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000157003 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000157003 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000157003 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000157003 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000157003 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000157003 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000157003 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000157003 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000157003 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	99.70%
C000157003 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.30%
C000217820 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000217820 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000217820 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000217820 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000217820 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000217820 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000217820 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000217820 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000217820 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000217820 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000217820 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000217820 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000217820 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	99.70%
C000217820 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.30%
C000157004 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000157004 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000157004 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000157004 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000157004 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000157004 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000157004 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000157004 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000157004 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000157004 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000157004 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000157004 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000157004 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	99.70%
C000157004 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.30%
C000009852 | United States
Holdings [Line Items]
Percent of Net Asset Value	94.30%
C000009852 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	7.00%
C000009852 | InvestmentType_Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	93.00%
C000112496 | United States
Holdings [Line Items]
Percent of Net Asset Value	94.30%
C000112496 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	7.00%
C000112496 | InvestmentType_Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	93.00%
C000009851 | United States
Holdings [Line Items]
Percent of Net Asset Value	94.30%
C000009851 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	7.00%
C000009851 | InvestmentType_Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	93.00%
C000009844 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000009844 | Real Estate Services
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000009844 | Home Entertainment Software
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000009844 | Cement & Aggregates
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000009844 | Oil & Gas Storage & Transportation
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000009844 | Online Marketplace
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000009844 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000009844 | Wireless Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000009844 | Research & Consulting Services
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000009844 | Financial Exchanges & Data
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000009844 | Health Care Equipment
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000009844 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000009844 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000009844 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000009846 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000009846 | Real Estate Services
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000009846 | Home Entertainment Software
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000009846 | Cement & Aggregates
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000009846 | Oil & Gas Storage & Transportation
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000009846 | Online Marketplace
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000009846 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000009846 | Wireless Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000009846 | Research & Consulting Services
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000009846 | Financial Exchanges & Data
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000009846 | Health Care Equipment
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000009846 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000009846 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000009846 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000199531 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000199531 | Real Estate Services
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000199531 | Home Entertainment Software
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000199531 | Cement & Aggregates
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000199531 | Oil & Gas Storage & Transportation
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000199531 | Online Marketplace
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000199531 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000199531 | Wireless Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000199531 | Research & Consulting Services
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000199531 | Financial Exchanges & Data
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000199531 | Health Care Equipment
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000199531 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000199531 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000199531 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000009843 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000009843 | Real Estate Services
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000009843 | Home Entertainment Software
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000009843 | Cement & Aggregates
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000009843 | Oil & Gas Storage & Transportation
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000009843 | Online Marketplace
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000009843 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000009843 | Wireless Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000009843 | Research & Consulting Services
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000009843 | Financial Exchanges & Data
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000009843 | Health Care Equipment
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000009843 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000009843 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000009843 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000009864 | Cash & Equivalent31423R500
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Percent of Total Investments	0.60%
C000009864 | U.S. Treasury Obligations91282CJZ5
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000009864 | CMBS06211FBA5
Holdings [Line Items]
Percent of Total Investments	10.90%
C000009864 | ABS04033GAC1
Holdings [Line Items]
Percent of Total Investments	12.40%
C000009864 | CMBS06211FBF4
Holdings [Line Items]
Percent of Total Investments	4.50%
C000009864 | Financials00774MBE4
Holdings [Line Items]
Percent of Total Investments	20.40%
C000009864 | MBS Passthrough31371MF93
Holdings [Line Items]
Percent of Net Asset Value	26.90%
Percent of Total Investments	26.90%
C000009864 | Local Authority01026CAD3
Holdings [Line Items]
Percent of Total Investments	1.10%
C000009864 | U.S. Treasury Obligations912810RK6
Holdings [Line Items]
Percent of Total Investments	23.20%
C000009864 | Communication Services00206RJZ6
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000009864 | Materials034863BD1
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000009864 | Information Technology366651AC1
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000009864 | Communications161175CQ5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000009864 | Health Care12661PAC3
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000009864 | Industrials05523RAJ6
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000009864 | Technology11135FAQ4
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000009864 | Transportation59261A2P1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000009864 | Consumer Discretionary143658BQ4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000009864 | Real Estate46188BAD4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000009864 | Consumer Staples035242AN6
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000009864 | Energy00973RAF0
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000009864 | Utilities15189XBE7
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000009864 | CMBS3136ACRN3
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000009864 | Financials06051GHD4
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000009864 | CMBS12515GAD9
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000009864 | ABS64352VDK4
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000009866 | Cash & Equivalent31423R500
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Percent of Total Investments	0.60%
C000009866 | U.S. Treasury Obligations91282CJZ5
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000009866 | CMBS06211FBA5
Holdings [Line Items]
Percent of Total Investments	10.90%
C000009866 | ABS04033GAC1
Holdings [Line Items]
Percent of Total Investments	12.40%
C000009866 | CMBS06211FBF4
Holdings [Line Items]
Percent of Total Investments	4.50%
C000009866 | Financials00774MBE4
Holdings [Line Items]
Percent of Total Investments	20.40%
C000009866 | MBS Passthrough31371MF93
Holdings [Line Items]
Percent of Net Asset Value	26.90%
Percent of Total Investments	26.90%
C000009866 | Local Authority01026CAD3
Holdings [Line Items]
Percent of Total Investments	1.10%
C000009866 | U.S. Treasury Obligations912810RK6
Holdings [Line Items]
Percent of Total Investments	23.20%
C000009866 | Communication Services00206RJZ6
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000009866 | Materials034863BD1
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000009866 | Information Technology366651AC1
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000009866 | Communications161175CQ5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000009866 | Health Care12661PAC3
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000009866 | Industrials05523RAJ6
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000009866 | Technology11135FAQ4
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000009866 | Transportation59261A2P1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000009866 | Consumer Discretionary143658BQ4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000009866 | Real Estate46188BAD4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000009866 | Consumer Staples035242AN6
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000009866 | Energy00973RAF0
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000009866 | Utilities15189XBE7
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000009866 | CMBS3136ACRN3
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000009866 | Financials06051GHD4
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000009866 | CMBS12515GAD9
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000009866 | ABS64352VDK4
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000199532 | Cash & Equivalent31423R500
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Percent of Total Investments	0.60%
C000199532 | U.S. Treasury Obligations91282CJZ5
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000199532 | CMBS06211FBA5
Holdings [Line Items]
Percent of Total Investments	10.90%
C000199532 | ABS04033GAC1
Holdings [Line Items]
Percent of Total Investments	12.40%
C000199532 | CMBS06211FBF4
Holdings [Line Items]
Percent of Total Investments	4.50%
C000199532 | Financials00774MBE4
Holdings [Line Items]
Percent of Total Investments	20.40%
C000199532 | MBS Passthrough31371MF93
Holdings [Line Items]
Percent of Net Asset Value	26.90%
Percent of Total Investments	26.90%
C000199532 | Local Authority01026CAD3
Holdings [Line Items]
Percent of Total Investments	1.10%
C000199532 | U.S. Treasury Obligations912810RK6
Holdings [Line Items]
Percent of Total Investments	23.20%
C000199532 | Communication Services00206RJZ6
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000199532 | Materials034863BD1
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000199532 | Information Technology366651AC1
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000199532 | Communications161175CQ5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000199532 | Health Care12661PAC3
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000199532 | Industrials05523RAJ6
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000199532 | Technology11135FAQ4
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000199532 | Transportation59261A2P1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000199532 | Consumer Discretionary143658BQ4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000199532 | Real Estate46188BAD4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000199532 | Consumer Staples035242AN6
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000199532 | Energy00973RAF0
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000199532 | Utilities15189XBE7
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000199532 | CMBS3136ACRN3
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000199532 | Financials06051GHD4
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000199532 | CMBS12515GAD9
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000199532 | ABS64352VDK4
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000009863 | Cash & Equivalent31423R500
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Percent of Total Investments	0.60%
C000009863 | U.S. Treasury Obligations91282CJZ5
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000009863 | CMBS06211FBA5
Holdings [Line Items]
Percent of Total Investments	10.90%
C000009863 | ABS04033GAC1
Holdings [Line Items]
Percent of Total Investments	12.40%
C000009863 | CMBS06211FBF4
Holdings [Line Items]
Percent of Total Investments	4.50%
C000009863 | Financials00774MBE4
Holdings [Line Items]
Percent of Total Investments	20.40%
C000009863 | MBS Passthrough31371MF93
Holdings [Line Items]
Percent of Net Asset Value	26.90%
Percent of Total Investments	26.90%
C000009863 | Local Authority01026CAD3
Holdings [Line Items]
Percent of Total Investments	1.10%
C000009863 | U.S. Treasury Obligations912810RK6
Holdings [Line Items]
Percent of Total Investments	23.20%
C000009863 | Communication Services00206RJZ6
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000009863 | Materials034863BD1
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000009863 | Information Technology366651AC1
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000009863 | Communications161175CQ5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000009863 | Health Care12661PAC3
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000009863 | Industrials05523RAJ6
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000009863 | Technology11135FAQ4
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000009863 | Transportation59261A2P1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000009863 | Consumer Discretionary143658BQ4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000009863 | Real Estate46188BAD4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000009863 | Consumer Staples035242AN6
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000009863 | Energy00973RAF0
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000009863 | Utilities15189XBE7
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000009863 | CMBS3136ACRN3
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000009863 | Financials06051GHD4
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000009863 | CMBS12515GAD9
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000009863 | ABS64352VDK4
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000119973 | Cash & Equivalent31423R500
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Percent of Total Investments	2.20%
C000119973 | CMBS46643ABE2
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000119973 | ABS00833BAA6
Holdings [Line Items]
Percent of Total Investments	32.00%
C000119973 | ABS03066JAD5
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Percent of Total Investments	4.90%
C000119973 | CMBS05609QAE6
Holdings [Line Items]
Percent of Total Investments	15.70%
C000119973 | Financials00080QAF2
Holdings [Line Items]
Percent of Total Investments	41.60%
C000119973 | Lease64613CEY0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Percent of Total Investments	0.60%
C000119973 | U.S. Treasury Obligations912797NT0
Holdings [Line Items]
Percent of Total Investments	3.00%
C000119973 | Energy23311VAG2
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000119973 | Consumer Staples067316AD1
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000119973 | Communications25470DAL3
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000119973 | Real Estate92564RAA3
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000119973 | Technology20602DAA9
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000119973 | Health Care449934AD0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000119973 | Utilities92840VAT9
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000119973 | Consumer Discretionary44891ACB1
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000119973 | U.S. Treasury Obligations912797NY9
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000119973 | Industrials830867AA5
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000119973 | Financials505742AG1
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000119973 | ABS80287HAD0
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000119975 | Cash & Equivalent31423R500
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Percent of Total Investments	2.20%
C000119975 | CMBS46643ABE2
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000119975 | ABS00833BAA6
Holdings [Line Items]
Percent of Total Investments	32.00%
C000119975 | ABS03066JAD5
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Percent of Total Investments	4.90%
C000119975 | CMBS05609QAE6
Holdings [Line Items]
Percent of Total Investments	15.70%
C000119975 | Financials00080QAF2
Holdings [Line Items]
Percent of Total Investments	41.60%
C000119975 | Lease64613CEY0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Percent of Total Investments	0.60%
C000119975 | U.S. Treasury Obligations912797NT0
Holdings [Line Items]
Percent of Total Investments	3.00%
C000119975 | Energy23311VAG2
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000119975 | Consumer Staples067316AD1
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000119975 | Communications25470DAL3
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000119975 | Real Estate92564RAA3
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000119975 | Technology20602DAA9
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000119975 | Health Care449934AD0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000119975 | Utilities92840VAT9
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000119975 | Consumer Discretionary44891ACB1
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000119975 | U.S. Treasury Obligations912797NY9
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000119975 | Industrials830867AA5
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000119975 | Financials505742AG1
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000119975 | ABS80287HAD0
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000009872 | United States
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000009872 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.40%
C000009872 | InvestmentType_Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	99.60%
C000112498 | United States
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000112498 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.40%
C000112498 | InvestmentType_Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	99.60%
C000009871 | United States
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000009871 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.40%
C000009871 | InvestmentType_Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	99.60%
C000009874 | United States
Holdings [Line Items]
Percent of Net Asset Value	96.60%
C000009874 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.90%
C000009874 | InvestmentType_Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	98.10%
C000112499 | United States
Holdings [Line Items]
Percent of Net Asset Value	96.60%
C000112499 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.90%
C000112499 | InvestmentType_Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	98.10%
C000009873 | United States
Holdings [Line Items]
Percent of Net Asset Value	96.60%
C000009873 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.90%
C000009873 | InvestmentType_Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	98.10%